Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 8,328,034	$ 12,647,328
Collectively Evaluated For Impairment	359,198,240	326,703,290
Total	367,526,274	339,350,618
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	2,181,740	2,922,105
Collectively Evaluated For Impairment	75,798,169	73,450,966
Total	77,979,909	76,373,071
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	170,552	372,382
Collectively Evaluated For Impairment	50,497,342	50,007,907
Total	50,667,894	50,380,289
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	145,401	162,201
Collectively Evaluated For Impairment	16,133,776	12,351,932
Total	16,279,177	12,514,133
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	5,830,341	9,190,640
Collectively Evaluated For Impairment	216,768,953	190,892,485
Total	$ 222,599,294	$ 200,083,125